Acquisitions and divestitures - Fair values of identifiable assets acquired and liabilities (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 22, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Fair values of identifiable assets acquired and liabilities assumed
Cash and cash equivalents		$ 13,649	$ 13,649	$ 13,649	$ 13,487	$ 12,883	$ 12,113	$ 11,788	$ 7,350
Net cash outflow			2,345	2,345
Reclassification of cumulative translation adjustment to net income			424	1,542
Nacala Logistics Corridor
Fair values of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$ 172
Inventory, recoverable tax and other assets	423
Intangibles	2,219
Property, plant and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value (ii)	2,429
Pre-existing relationship (Loans receivable from NLC)	859
Loss on pre-existing relationship	(771)	$ (771)		$ (771)	$ (798)
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	2,517
Cash consideration	2,517
(-) Balances acquired, Cash and cash equivalents	172
Cash and cash equivalents	172
Net cash outflow	2,345
Property, plant and equipment, fair value adjustments	441
Intangible assets, fair value adjustments	$ 791
Reclassification of cumulative translation adjustment to net income			$ 424